Financial Liabilities - Summary of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Short-term borrowings	₩ 0	₩ 113,209
Current portion of long-term borrowings and bonds	1,452,926	554,700
Current financial liabilities	1,452,926	667,909
Non-current
Bonds	1,506,003	1,511,062
Derivatives	0	472
Non-current financial liabilities	4,150,192	4,111,333
Won [member]
Current
Current portion of long-term borrowings and bonds	200,664	1,069
Non-current
Non-current financial liabilities	1,251,258	821,922
Foreign currencies [member]
Non-current
Non-current financial liabilities	₩ 1,392,931	₩ 1,777,877